Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 06, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Year	Summary Compensation Table Total for CEO #1 ($)(1)	Summary Compensation Table Total for CEO #2 ($)(2)	Compensation Actually Paid to CEO #1 ($)(3)	Compensation Actually Paid to CEO #2 ($)(4)	Average Summary Compensation Table Total for non-CEO Named Executive Officers ($)(5)(6)	Average Compensation Actually Paid to non-CEO Named Executive Officers ($)(7)	Value of Initial Fixed $100 Investment Based on Company Total Stockholder Return ($)	Net Income (Loss) ($ in millions)
2024	2,101,455	1,545,998	1,891,455	1,545,998	1,171,275	708,724	64.89	74,820,000
2023	—	424,846	—	424,846	367,554	473,112	146.10	(5,489,000)
2022	—	403,667	—	403,667	2,970,350	1,443,400	128.37	(392,000)
(1)
The dollar amounts reported are the total compensation reported to Ms. Newquist (“CEO #1”) for each fiscal year in the “Total” column of the Summary Compensation Table. Ms. Newquist became our Chief Executive Officer on September 6, 2024.
(2)
The dollar amounts reported are the total compensation reported to Mr. Humphreys (“CEO #2”) for each fiscal year in the “Total” column of the Summary Compensation Table. Mr. Humphreys served as our Chief Executive Officer from September 2014 until September 6, 2024.
(3)
The following represents the adjustments made to the Summary Compensation Table totals for our CEO #1 to derive the compensation actually paid to our CEO #1.

Adjustments	2024	2023	2022
Amounts reported in "Stock Awards" column of SCT	(1,674,000)	—	—
Fair value of outstanding and unvested stock awards that were granted in the current year	1,464,000	—	—
Change in fair value of stock awards outstanding and unvested at the end of the current year that were granted in a prior year	—	—	—
Fair value of stock awards granted and vested in the current year	—	—	—
Change in fair value for stock awards vested in the current year that were granted in a prior year	—	—	—
Fair value at the end of the prior year of stock awards that failed to meet vesting conditions in the year	—	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—
(4)
No adjustments made to the Summary Compensation Table totals to derive the compensation actually paid to Mr. Humphreys in his role as CEO #2.
(5)
Mr. Scarpulla was the only the Named Executive Officer included in the non-CEO Named Executive Officer average for fiscal year 2024, 2023, and 2022.
(6)
The dollar amounts reported represent the average of the amounts reported for our non-CEO Named Executive Officers as a group in the “Total” column of the Summary Compensation Table in each applicable fiscal year.
(7)
The following represents the adjustments made to the Summary Compensation Table totals for our non-CEO Named Executive Officers to derive the average compensation actually paid to our non-CEO Named Executive Officers.

Adjustments	2024	2023	2022
Amounts reported in "Stock Awards" column of the Summary Compensation Table	(731,775)	—	(2,685,350)
Fair value of outstanding and unvested stock awards that were granted in the current year	457,500	—	1,158,400
Change in fair value of stock awards outstanding and unvested at the end of the current year that were granted in a prior year	(293,409)	(300,921)	—
Fair value of stock awards granted and vested in the current year	208,650	405,731	—
Change in fair value of stock awards vested in the current year that were granted in a prior year	(103,517)	747	—
Fair value at the end of the prior year of stock awards that failed to meet vesting conditions in the year	—	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—

Named Executive Officers, Footnote
(1)
The dollar amounts reported are the total compensation reported to Ms. Newquist (“CEO #1”) for each fiscal year in the “Total” column of the Summary Compensation Table. Ms. Newquist became our Chief Executive Officer on September 6, 2024.
(2)
The dollar amounts reported are the total compensation reported to Mr. Humphreys (“CEO #2”) for each fiscal year in the “Total” column of the Summary Compensation Table. Mr. Humphreys served as our Chief Executive Officer from September 2014 until September 6, 2024.

Adjustment To PEO Compensation, Footnote
(3)
The following represents the adjustments made to the Summary Compensation Table totals for our CEO #1 to derive the compensation actually paid to our CEO #1.

Adjustments	2024	2023	2022
Amounts reported in "Stock Awards" column of SCT	(1,674,000)	—	—
Fair value of outstanding and unvested stock awards that were granted in the current year	1,464,000	—	—
Change in fair value of stock awards outstanding and unvested at the end of the current year that were granted in a prior year	—	—	—
Fair value of stock awards granted and vested in the current year	—	—	—
Change in fair value for stock awards vested in the current year that were granted in a prior year	—	—	—
Fair value at the end of the prior year of stock awards that failed to meet vesting conditions in the year	—	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—
(4)
No adjustments made to the Summary Compensation Table totals to derive the compensation actually paid to Mr. Humphreys in his role as CEO #2.

Non-PEO NEO Average Total Compensation Amount			$ 1,171,275	$ 367,554	$ 2,970,350
Non-PEO NEO Average Compensation Actually Paid Amount			$ 708,724	473,112	1,443,400
Adjustment to Non-PEO NEO Compensation Footnote
(7)
The following represents the adjustments made to the Summary Compensation Table totals for our non-CEO Named Executive Officers to derive the average compensation actually paid to our non-CEO Named Executive Officers.

Adjustments	2024	2023	2022
Amounts reported in "Stock Awards" column of the Summary Compensation Table	(731,775)	—	(2,685,350)
Fair value of outstanding and unvested stock awards that were granted in the current year	457,500	—	1,158,400
Change in fair value of stock awards outstanding and unvested at the end of the current year that were granted in a prior year	(293,409)	(300,921)	—
Fair value of stock awards granted and vested in the current year	208,650	405,731	—
Change in fair value of stock awards vested in the current year that were granted in a prior year	(103,517)	747	—
Fair value at the end of the prior year of stock awards that failed to meet vesting conditions in the year	—	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—

Compensation Actually Paid vs. Total Shareholder Return			Comparison of "Compensation Actually Paid" to TSR
Compensation Actually Paid vs. Net Income			Comparison of "Compensation Actually Paid" to Net Income (Loss)
Total Shareholder Return Amount			$ 64.89	146.1	128.37
Net Income (Loss)			74,820,000,000,000	(5,489,000,000,000)	(392,000,000,000)
Ms. Newquist
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,101,455
PEO Actually Paid Compensation Amount			1,891,455
PEO Name	Ms. Newquist
Mr. Humphreys
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,545,998	424,846	403,667
PEO Actually Paid Compensation Amount			1,545,998	$ 424,846	$ 403,667
PEO Name		Mr. Humphreys		Mr. Humphreys	Mr. Humphreys
PEO | Ms. Newquist | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,674,000)
PEO | Ms. Newquist | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,464,000
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(731,775)		$ (2,685,350)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			457,500		$ 1,158,400
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(293,409)	$ (300,921)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			208,650	405,731
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (103,517)	$ 747